As filed with the Securities and Exchange Commission on November 28, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

President

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30, 2018

DoubleLine Selective Credit Fund

DBSCX (I-share)

Shares of the DoubleLine Selective Credit Fund (the “Fund”) may currently be purchased in transactions by DoubleLine Capital LP (the “Adviser”) or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the Investment Company Act of 1940, as amended, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act of 1933, as amended (the “Securities Act”). The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts.

DoubleLine Capital LP	333 S. Grand Avenue 18th Floor Los Angeles, California 90071 doubleline.com

Semi-Annual Report	September 30, 2018	3

President’s Letter	(Unaudited) September 30, 2018

Dear DoubleLine Funds Shareholder,

On behalf of the DoubleLine Selective Credit Fund (DBSCX, the “Fund”), I am pleased to deliver this Semi-Annual Report for the 6-month period ended September 30, 2018. On the following pages you will find specific information regarding the Fund’s operations and holdings. In addition, we discuss the Fund’s investment performance and the main drivers of that performance during the reporting period.

If you have any questions regarding the DoubleLine Funds please don’t hesitate to call us at 877-DLine11 (877-354-6311), or visit our website www.doublelinefunds.com where our investment management team offer deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.

Sincerely,

Ronald R. Redell, CFA

President

DoubleLine Funds

November 1, 2018

4	DoubleLine Selective Credit Fund

Financial Markets Highlights	(Unaudited) September 30, 2018

•	Non-Agency Mortgage-Backed Securities (Non-Agency MBS)

For the 6-month period ended September 30, 2018, spreads across the non-Agency sector were flat to slightly tighter. While we saw a large spread tightening over the period, spreads have met some resistance due to both rising “risk-free” rates and market volatility. Supply remains an issue as legacy paper continues to be paid down and most bonds are with buy-and-hold investors. Within the new issue space, non-qualifying mortgage securitization volumes have increased significantly this year as mortgage originators utilize expanded credit programs to maintain volumes. Collateral performance within this cohort has been strong and the high prepayment speeds have made this collateral attractive from a duration perspective. Re-performing and non-performing loan securitizations have declined in volume; however, they remain a large source of supply within the market. While the fundamental story is still positive for residential mortgages, rising mortgage interest rates and home prices have impacted affordability: home sales and home price growth have slowed. Market fundamentals should remain supported by low home inventory and increased household formation.

•	Commercial Mortgage-Backed Securities (CMBS)

For the 6-month period ended September 30, 2018, new issue CMBS spreads moved tighter alongside broader credit and equity indices. During the period, the Bloomberg Barclays U.S. CMBS Index ERISA Eligible Total Return Value returned 0.39%, outperforming the broader Bloomberg Barclays U.S. Aggregate Bond Index return of -0.14%. For the period, 10-year AAA last cash flows (LCFs) tightened by 0.10% while BBB- bonds tightened by 0.70%. While the pace of post-crisis issuance continues to lag pre-crisis issuance, the outstanding CMBS universe grew 3% over the reporting period, even as the legacy universe continues to pay down.

•	Collateralized Loan Obligations (CLOs)

For the 6-month period ended September 30, 2018, new CLO issuance was active with a total of $68.84 billion coming to market. July and September were the only two months below $10 billion in monthly issuance. June was the highest monthly issuance during the period totaling $14.53 billion in issuance. The repeal of risk retention with respect to CLOs went into effect in April 2018. For the period, there was a surge of reset activity with the repeal of risk retention coupled with 2016 deals exiting their call protection. April had the highest reset volume at $15.97 billion.

Semi-Annual Report	September 30, 2018	5

Management’s Discussion of Fund Performance	(Unaudited) September 30, 2018

For the 6-month period ended September 30, 2018, the DoubleLine Selective Credit Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index return of -0.14%. The U.S. Treasury curve flattened during this period with 2-year and 10-year yields up 55 basis points (bps) and 32 bps, respectively. As a result of the move in “risk free” rates, valuations were generally down across the portfolio. Interest carry was the portfolio’s primary performance driver with the net result of valuations and interest carry resulting in all non-Agency sectors exhibiting positive returns. Subprime non-Agency Residential Mortgage-Backed Securities (RMBS) and CMBS outperformed as prices in those asset classes increased.

Period Ended 9-30-18	6-Months (Not Annualized)
I-Share	2.12%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.14%

For additional performance information, please refer to the “Standardized Performance Summary.”

Past Performance is not a guarantee of future results.

Opinions expressed herein are as of September 30, 2018 and are subject to change at any time, are not guaranteed and should not be considered investment advice. This report is for the information of shareholders of the Fund. It may also be used as sales literature when preceded or accompanied by the current private placement memorandum.

The performance shown assumes the reinvestment of all dividends and distributions and does not reflect any reductions for taxes. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

Since the Fund is currently offered only to a limited number of investors, as described in the private placement memorandum, the Fund’s assets may grow at a slower rate than if the Fund engaged in a broader public offering. As a result, the Fund may incur operating expenses as a percentage of net assets at a rate higher than mutual funds that are larger or more broadly offered. In addition, the Fund’s assets may not achieve a size sufficient to make the Fund economically viable. A liquidation of the Fund may result in a sale of assets of the Fund at an unfavorable time or at prices below those at which the Fund has valued them.

Investing involves risk. Principal loss is possible. Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower rated and non-rated securities present a great risk of loss to principal and interest than higher rated securities.

Investments in Asset-Backed and Mortgage-Backed securities include additional risks that investors should be aware of including credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could lose more than the amount invested. Exchange-traded fund investments involve additional risks such as the market price trading at a to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Additional principal risks for the Fund can be found in the private placement memorandum.

Diversification does not assure a profit or protect against loss in a declining market.

Credit ratings from Moody’s Investor Services, Inc. (“Moody’s”) range from the highest rating of Aaa for bonds of the highest quality that offer the lowest degree of investment risk to the lowest rating of C for the lowest rated class of bonds. Credit ratings from S&P Global Ratings (“S&P”) range from the highest rating of AAA for bonds of the highest quality that offer the lowest degree of investment risk to the lowest rating of D for bonds that are in default. In limited situations when the rating agency has not issued a formal rating, the rating agency will classify the security as nonrated.

Basis Point—A unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument.

Bloomberg Barclays U.S. Aggregate Bond Index—This index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg Barclays U.S. CMBS Index ERISA Eligible Total Return Value—This index measures the performance of investment grade commercial mortgage-backed securities, which are classes of securities that represent interests in pools of commercial mortgages, and includes only ERISA-eligible CMBS.

Last Cash Flow (LCF)—The last revenue stream paid to a bond over a given period.

Spread—The difference between yields on differing debt instruments, calculated by deducting the yield of one instrument from another. The higher the yield spread, the greater the difference between the yields offered by each instrument. The spread can be measured between debt instruments of differing maturities, credit ratings and risk.

A direct investment cannot be made in an index. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

DoubleLine® is a registered trademark of DoubleLine Capital LP.

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to a Fund and market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein.

6	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2018

DoubleLine has no obligation to provide revised assessments in the event of changed circumstances. While we have gathered this information from sources believed to be reliable, DoubleLine cannot guarantee the accuracy of the information provided. Securities discussed are not recommendations and are presented as examples of issue selection or portfolio management processes. They have been picked for comparison or illustration purposes only. No security presented within is either offered for sale or purchase. DoubleLine reserves the right to change its investment perspective and outlook without notice as market conditions dictate or as additional information becomes available.

Investment strategies may not achieve the desired results due to implementation lag, other timing factors, portfolio management decision making, economic or market conditions or other unanticipated factors. The views and forecasts expressed in this material are as of the date indicated, are subject to change without notice, may not come to pass and do not represent a recommendation or offer of any particular security, strategy, or investment. Past performance is no guarantee of future results.

Quasar Distributors, LLC provides filing administration for the DoubleLine Selective Credit Fund.

Semi-Annual Report	September 30, 2018	7

Standardized Performance Summary	(Unaudited) September 30, 2018

DBSCX
DoubleLine Selective Credit Fund Returns as of September 30, 2018	6-Months (Not Annualized)	1-Year	3-Year Annualized	Since Inception Annualized (8-4-14 to 9-30-18)
I-share (DBSCX)	2.12%	4.18%	5.99%	5.99%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.14%	-1.22%	1.31%	1.68%

The performance information shown assumes the reinvestment of all dividends and distributions. Performance reflects management fees and other fund expenses. Returns over 1 year are average annual returns. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (213) 633-8200.

8	DoubleLine Selective Credit Fund

Schedule of Investments DoubleLine Selective Credit Fund	(Unaudited) September 30, 2018

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS 0.0%

	MarketPlace Loan Trust,
22,721	Series 2015-CB1-A	4.00%	^	07/15/2021	22,713

	Total Asset Backed Obligations (Cost $22,721)				22,713

COLLATERALIZED LOAN OBLIGATIONS 1.4%

	Apidos Ltd.,
1,000,000	Series 2014-18A-D, (3 Month LIBOR USD + 5.20%)	7.55%	^	07/22/2026	1,003,279

	Babson Ltd.,
1,000,000	Series 2015-2A-ER, (3 Month LIBOR USD + 6.45%)	8.80%	^	10/20/2030	1,014,637

	Barings Ltd.,
500,000	Series 2017-1A-E, (3 Month LIBOR USD + 6.00%)	8.33%	^	07/18/2029	503,118
750,000	Series 2018-3A-E, (3 Month LIBOR USD + 5.75%)	7.82%	^	07/20/2029	742,674

	Canyon Capital Ltd.,
500,000	Series 2016-2A-E, (3 Month LIBOR USD + 6.75%)	9.09%	^	10/15/2028	500,482

	Cook Park Ltd.,
500,000	Series 2018-1A-E, (3 Month LIBOR USD + 5.40%)	7.75%	^	04/17/2030	493,985

	Dryden Senior Loan Fund,
500,000	Series 2015-37A-ER, (3 Month LIBOR USD + 5.15%, 5.15% Floor)	7.49%	^	01/15/2031	494,907

	Greenwood Park Ltd.,
500,000	Series 2018-1A-E, (3 Month LIBOR USD + 4.95%)	6.98%	^	04/15/2031	479,051

	LCM LP,
500,000	Series 26A-E, (3 Month LIBOR USD + 5.30%, 5.30% Floor)	7.65%	^	01/20/2031	491,030

	Madison Park Funding Ltd.,
250,000	Series 2014-15A-DR, (3 Month LIBOR USD + 5.44%)	7.78%	^	01/27/2026	251,447

	Neuberger Berman Loan Advisers Ltd.,
500,000	Series 2017-16SA-E, (3 Month LIBOR USD + 5.40%)	7.74%	^	01/15/2028	492,328

	Neuberger Berman Ltd.,
500,000	Series 2018-23A-E, (3 Month LIBOR USD + 6.58%)	8.92%	^	10/17/2027	501,888

	Octagon Investment Partners Ltd.,
1,000,000	Series 2012-1A-DR, (3 Month LIBOR USD + 7.15%)	9.49%	^	07/15/2029	1,029,708
500,000	Series 2014-1A-D, (3 Month LIBOR USD + 6.60%)	8.92%	^	11/14/2026	501,023

	Stewart Park Ltd.,
500,000	Series 2015-1A-ER, (3 Month LIBOR USD + 5.28%, 5.28% Floor)	7.62%	^	01/15/2030	498,474

	Voya Ltd.,
500,000	Series 2016-4A-E2, (3 Month LIBOR USD + 6.65%)	9.00%	^	07/20/2029	506,073

	Webster Park Ltd.,
500,000	Series 2015-1A-DR, (3 Month LIBOR USD + 5.50%, 5.50% Floor)	7.85%	^	07/20/2030	499,071

	Wind River Ltd.,
1,000,000	Series 2014-2A-ER, (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.09%	^	01/15/2031	962,501

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Wind River Ltd., (Cont.)
1,000,000	Series 2015-2A-ER, (3 Month LIBOR USD + 5.55%)	7.89%	^	10/15/2027	1,003,761

	Total Collateralized Loan Obligations (Cost $11,904,280)				11,969,437

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 2.6%

	20 Times Square Trust,
530,000	Series 2018-20TS-G	3.20%	#^	05/15/2035	483,267

	Atrium Hotel Portfolio Trust,
500,000	Series 2017-ATRM-E, (1 Month LIBOR USD + 3.05%)	5.21%	^	12/15/2036	502,488
500,000	Series 2018-ATRM-E, (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.56%	^	06/15/2035	504,149

	Barclays Commercial Mortgage Securities LLC,
282,000	Series 2014-BXO-E, (1 Month LIBOR USD + 3.75%, 2.56% Floor)	5.91%	^	08/15/2027	282,972

	BBCMS Mortgage Trust,
455,000	Series 2018-CBM-E, (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.31%	^	07/15/2037	458,917

	BB-UBS Trust,
214,000	Series 2012-TFT-TE	3.68%	#^	06/05/2030	198,014

	Bear Stearns Commercial Mortgage Securities, Inc.,
500,000	Series 2007-T26-AJ	5.57%	#	01/12/2045	459,412

	BX Trust,
629,000	Series 2017-IMC-E, (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.41%	^	10/15/2032	632,736
755,000	Series 2018-BIOA-E, (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.11%	^	03/15/2037	758,759
179,000	Series 2018-GW-E, (1 Month LIBOR USD + 1.97%, 1.97% Floor)	4.13%	^	05/15/2035	180,572
179,000	Series 2018-GW-F, (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.58%	^	05/15/2035	180,916
179,000	Series 2018-GW-G, (1 Month LIBOR USD + 2.92%, 2.92% Floor)	5.08%	^	05/15/2035	181,191
655,000	Series 2018-MCSF, (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.80%	^	04/15/2035	650,930

	Caesars Palace Las Vegas Trust,
694,000	Series 2017-VICI-D	4.50%	#^	10/15/2034	695,521

	CHT Mortgage Trust,
679,000	Series 2017-CSMO-E, (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.16%	^	11/15/2036	685,322
362,000	Series 2017-CSMO-F, (1 Month LIBOR USD + 3.74%, 3.80% Floor)	5.90%	^	11/15/2036	364,922

	Citigroup Commercial Mortgage Trust,
445,000	Series 2015-GC27-D	4.58%	#^	02/10/2048	410,900
400,000	Series 2016-GC36-D	2.85%	^	02/10/2049	323,406

	CLNS Trust,
253,000	Series 2017-IKPR-E, (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.63%	^	06/11/2032	255,037
253,000	Series 2017-IKPR-F, (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.63%	^	06/11/2032	255,741

	COBALT Commercial Mortgage Trust,
41,182	Series 2007-C2-AJFX	5.57%	#	04/15/2047	41,525

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2018	9

Schedule of Investments DoubleLine Selective Credit Fund (Cont.)	(Unaudited) September 30, 2018

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Commercial Mortgage Pass-Through Certificates,
227,000	Series 2012-CR4-D	4.73%	#^Þ	10/15/2045	120,787
411,000	Series 2012-CR4-E	4.73%	#^Þ	10/15/2045	110,952
250,000	Series 2014-CR19-C	4.87%	#	08/10/2047	251,985
500,000	Series 2015-3BP-B	3.35%	#^	02/10/2035	481,811
500,000	Series 2015-CR22-D	4.26%	#^	03/10/2048	427,876

	CSMC Trust,
499,000	Series 2017-PFHP-G, (1 Month LIBOR USD + 6.15%, 6.15% Floor)	8.31%	^	12/15/2030	504,126

	DBGS Mortgage Trust,
500,000	Series 2018-5BP-F, (1 Month LIBOR USD + 2.45%)	4.61%	^	06/15/2033	498,614

	FREMF Mortgage Trust,
213,986	Series 2016-KF22-B, (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.16%	^	07/25/2023	215,895

	GMAC Commercial Mortgage Securities Trust,
347,000	Series 2004-C3-E	5.14%	#^	12/10/2041	340,205

	JP Morgan Chase Commercial Mortgage Securities Corporation,
156,605	Series 2006-LDP9-AM	5.37%		05/15/2047	156,611
500,000	Series 2018-LAQ-E, (1 Month LIBOR USD + 3.00%, 3.35% Floor)	5.16%	^	06/15/2035	506,812

	JP Morgan Chase Commercial Mortgage Securities Trust,
107,000	Series 2004-CBX-D	5.10%	#	01/12/2037	108,082
531,000	Series 2006-LDP9-AMS	5.34%		05/15/2047	529,475
208,000	Series 2016-WIKI-E	4.14%	#^	10/05/2031	202,440
350,000	Series 2018-WPT-EFL, (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.71%	^	07/05/2033	349,914
350,000	Series 2018-WPT-EFX	5.54%	^	07/05/2033	355,456
350,000	Series 2018-WPT-FFX	5.54%	^	07/05/2033	342,711

	JPMBB Commercial Mortgage Securities Trust,
500,000	Series 2015-C27-D	3.98%	#^	02/15/2048	455,397

	Merrill Lynch Mortgage Trust,
8,502	Series 2007-C1-AM	6.00%	#	06/12/2050	8,502

	Morgan Stanley Bank of America Merrill Lynch Trust,
250,000	Series 2014-C18-C	4.49%	#	10/15/2047	246,570
350,000	Series 2014-C19-C	4.00%		12/15/2047	333,888
699,000	Series 2015-C20-D	3.07%	^	02/15/2048	588,400

	Morgan Stanley Capital Trust,
501,000	Series 2017-CLS-E, (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.11%	^	11/15/2034	502,410
556,000	Series 2017-CLS-F, (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.76%	^	11/15/2034	558,318
225,000	Series 2018-SUN-F, (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.71%	^	07/15/2035	225,851
225,000	Series 2018-SUN-G, (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.21%	^	07/15/2035	226,059

	Tharaldson Hotel Portfolio Trust,
437,984	Series 2018-THL-E, (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.30%	^	11/11/2034	443,188

	Wachovia Bank Commercial Mortgage Trust,
105,380	Series 2006-C25-F	5.36%	#	05/15/2043	105,102
76,673	Series 2007-C30-AJ	5.41%	#	12/15/2043	77,271

	Waterfall Commercial Mortgage Trust,
3,017,911	Series 2015-SBC5-A	4.10%	#^	09/14/2022	2,993,198

	Wells Fargo Commercial Mortgage Trust,
500,000	Series 2015-C26-D	3.59%	^	02/15/2048	419,779

	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $21,498,082)				21,194,382

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 92.6%

	Ajax Mortgage Loan Trust,
6,992,722	Series 2017-C-A	3.75%	^§	07/25/2060	6,876,435

	Alternative Loan Trust,
4,154,972	Series 2005-4	5.75%		04/25/2035	3,653,385
6,820,009	Series 2005-55CB-2A1	5.50%		11/25/2035	6,225,141
6,458,928	Series 2005-79CB-A1, (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	2.77%		01/25/2036	5,232,620
6,458,928	Series 2005-79CB-A2, (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.73%	I/F I/O	01/25/2036	567,331
10,380,876	Series 2005-80CB-4A1	6.00%		02/25/2036	8,316,265
2,112,434	Series 2007-HY3-1A1, (12 Month LIBOR USD + 1.70%, 1.70% Floor)	3.59%		03/25/2047	1,860,375
8,724,851	Series 2007-OA8-1A1, (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.40%		06/25/2047	7,505,241

	Asset Backed Securities Corp Home Equity Loan Trust,
7,771,477	Series 2003-HE1-M3, (1 Month LIBOR USD + 5.25%, 3.50% Floor)	7.41%		01/15/2033	7,703,334

	Banc of America Alternative Loan Trust,
5,465,529	Series 2004-12-2CB1	6.00%		01/25/2035	5,431,973

	Banc of America Funding Corporation,
3,352,902	Series 2006-2-2A11	5.50%		03/25/2036	3,304,369
1,891,567	Series 2007-1-TA8	5.85%	ß	01/25/2037	1,804,274

	Banc of America Mortgage Trust,
2,857,162	Series 2006-3-1A10	6.00%		10/25/2036	2,771,346

	BCAP LLC Trust,
5,719,753	Series 2011-RR4-4A8	6.00%	#^	08/26/2037	5,677,452
6,001,524	Series 2011-RR4-5A8	6.00%	#^	08/26/2037	5,983,460
21,581,405	Series 2012-RR4-6A2	4.10%	#^	11/26/2035	17,326,106
12,372,271	Series 2013-RR2-6A2	4.05%	#^	06/26/2037	12,120,259

	Bear Stearns ARM Trust,
6,593,561	Series 2006-2-2A1	4.00%	#	07/25/2036	5,994,373

	Bear Stearns Asset Backed Securities Trust,
5,537,317	Series 2005-10-23A1	3.99%	#	01/25/2036	5,199,824
3,537,337	Series 2006-4-31A1	4.39%	#	07/25/2036	3,445,950
4,527,026	Series 2006-AC5-A1	6.25%	ß	12/25/2036	3,901,513
15,508,770	Series 2006-AQ1-12A, (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.36%		10/25/2036	16,335,237
2,072,339	Series 2006-IM1-A1, (1 Month LIBOR USD + 0.23%, 0.23% Floor)	2.45%		04/25/2036	2,536,901

	Carrington Mortgage Loan Trust,
10,998,000	Series 2007-RFC1-A3, (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	2.36%		12/25/2036	10,029,929

	Chase Mortgage Finance Trust,
2,806,704	Series 2006-S2-1A9	6.25%		10/25/2036	2,197,827
5,568,083	Series 2006-S3-1A2	6.00%		11/25/2036	4,192,380
477,866	Series 2007-S3-1A12	6.00%		05/25/2037	387,900

	CHL Mortgage Pass-Through Trust,
3,806,417	Series 2006-13-1A17, (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.43%	I/F I/O	09/25/2036	564,620
3,806,417	Series 2006-13-1A3, (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.25% Cap)	2.82%		09/25/2036	2,275,148
9,744,772	Series 2007-21-1A1	6.25%		02/25/2038	8,119,488
6,700,114	Series 2007-HYB1-2A1	3.34%	#	03/25/2037	6,227,885

10	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2018

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	CIM Trust,
4,000,000	Series 2016-1RR-B2	8.25%	#^Þ	07/26/2055	3,847,691
3,000,000	Series 2016-2RR-B2	7.68%	#^Þ	02/25/2056	2,916,097
3,000,000	Series 2016-3RR-B2	7.64%	#^Þ	02/27/2056	2,911,061

	Citi Mortgage Alternative Loan Trust,
2,601,854	Series 2006-A1-1A6	6.00%		04/25/2036	2,580,756

	Citigroup Mortgage Loan Trust, Inc.,
1,740,422	Series 2005-9-21A2	5.50%		11/25/2035	1,750,345
1,110,409	Series 2007-AR8-1A1A	3.88%	#	08/25/2047	1,006,733
8,380,000	Series 2007-WFH4-M3B, (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.22%		07/25/2037	8,127,103
2,409,076	Series 2011-12-1A2	3.78%	#^Þ	04/25/2036	2,026,915

	CitiMortgage Alternative Loan Trust,
8,462,642	Series 2006-A2-A5, (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.82%		05/25/2036	7,711,217
9,319,399	Series 2006-A2-A6, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.18%	I/F I/O	05/25/2036	811,678
15,070,734	Series 2007-A5-1A3, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.10% Cap)	2.72%		05/25/2037	12,733,003
15,070,734	Series 2007-A5-1A4, (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.38%	I/F I/O	05/25/2037	1,488,113
4,191,207	Series 2007-A6-1A4	6.00%		06/25/2037	4,095,449
2,856,245	Series 2007-A6-1A5	6.00%		06/25/2037	2,790,988
4,385,922	Series 2007-A8-A1	6.00%		10/25/2037	4,144,987

	Countrywide Alternative Loan Trust,
892,290	Series 2004-22CB-1A1	6.00%		10/25/2034	921,511
1,792,895	Series 2005-22T1-A5	5.50%		06/25/2035	1,471,798
1,551,847	Series 2005-28CB-2A7	5.75%		08/25/2035	1,388,250
2,340,965	Series 2005-46CB-A20	5.50%		10/25/2035	2,227,646
4,605,625	Series 2005-65CB-1A11	6.00%		01/25/2036	4,419,723
350,854	Series 2005-73CB-1A3	6.25%		01/25/2036	359,552
1,861,317	Series 2006-14CB-A8	6.00%		06/25/2036	1,560,507
4,222,708	Series 2006-41CB-2A12	6.00%		01/25/2037	3,781,048
1,611,947	Series 2006-41CB-2A15	5.75%		01/25/2037	1,419,599
4,691,288	Series 2006-46-A6	6.00%		02/25/2047	3,862,251
2,919,549	Series 2006-7CB-2A1	6.50%		05/25/2036	2,117,317
1,471,643	Series 2006-8T1-1A4	6.00%		04/25/2036	1,150,191
2,015,433	Series 2006-J4-2A13	6.00%		07/25/2036	1,723,056
5,550,096	Series 2006-J4-2A8	6.00%		07/25/2036	4,744,948
1,587,509	Series 2006-J6-A5	6.00%		09/25/2036	1,370,724
1,269,058	Series 2007-13-A4	6.00%		06/25/2047	1,080,906
476,321	Series 2007-J2-2A1	6.00%		07/25/2037	465,940

	Countrywide Asset Backed Certificates,
28,057,289	Series 2006-25-1A, (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.36%		06/25/2047	26,367,258

	Countrywide Home Loans,
161,539	Series 2006-10-1A11	5.85%		05/25/2036	132,679
951,110	Series 2006-17-A6	6.00%		12/25/2036	779,804
2,234,881	Series 2006-19-1A7	6.00%		01/25/2037	1,915,913
3,211,449	Series 2006-9-A2	6.00%		05/25/2036	2,712,855
10,866,632	Series 2007-15-1A29	6.25%		09/25/2037	9,964,062
769,687	Series 2007-4-1A10	6.00%		05/25/2037	619,225
550,297	Series 2007-8-1A5	5.44%		01/25/2038	432,206

	Credit Suisse First Boston Mortgage Securities Corporation,
2,074,109	Series 2005-12-5A1	5.25%		01/25/2036	1,996,899
1,065,096	Series 2005-9-3A2	6.00%		10/25/2035	606,600

	Credit Suisse Mortgage Capital Certificates,
1,153,010	Series 2006-6-1A10	6.00%		07/25/2036	959,598
1,285,856	Series 2008-2R-1A1	6.00%	^	07/25/2037	1,206,870
5,127,313	Series 2009-9R-10A2	5.50%	^	12/26/2035	4,436,171
1,939,083	Series 2011-17R-1A2	5.75%	^Þ	02/27/2037	1,925,929

	CSMC Mortgage-Backed Trust,
5,476,332	Series 2006-7-10A1	6.75%		08/25/2036	4,810,926

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Deutsche Mortgage Securities, Inc.,
3,544,690	Series 2009-RS2-1A2	4.71%	#^	09/26/2036	3,572,900

	Deutsche Securities, Inc.,
1,181,266	Series 2005-6-2A1	5.50%		12/25/2035	1,070,914
472,869	Series 2006-AB4-A1A	6.01%	#	10/25/2036	449,249

	First Horizon Alternative Mortgage Securities,
1,149,404	Series 2005-FA8-1A3	5.50%		11/25/2035	968,864
2,949,039	Series 2007-FA3-A8	6.00%		06/25/2037	2,271,901
3,191,010	Series 2007-FA4-1A4	6.25%		08/25/2037	2,518,070

	First Horizon Asset Securities, Inc.,
259,055	Series 2006-1-1A2	6.00%		05/25/2036	220,130
2,079,891	Series 2007-3-A4	6.00%		06/25/2037	1,654,218

	GreenPoint Mortgage Funding Trust,
7,876,243	Series 2005-AR4-3A1, (12 Month US Treasury Average + 1.40%, 1.40% Floor)	3.24%		10/25/2045	6,912,526

	GSR Mortgage Loan Trust,
540,245	Series 2006-2F-3A4	6.00%		02/25/2036	442,806
2,905,325	Series 2006-9F-5A2, (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.33%	I/F I/O	10/25/2036	418,589
2,905,325	Series 2006-9F-5A3, (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.67%		10/25/2036	1,931,589
1,893,193	Series 2007-1F-3A14	5.75%		01/25/2037	1,711,707
3,801,361	Series 2007-2F-3A3	6.00%		03/25/2037	3,387,793

	HarborView Mortgage Loan Trust,
13,099,292	Series 2006-BU1-1A1A, (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	2.38%		02/19/2046	11,975,564
14,208,530	Series 2007-4-1A1, (1 Month LIBOR USD + 0.22%, 10.00% Cap)	2.39%		07/19/2047	13,858,928
7,582,612	Series 2007-7-1A1, (1 Month LIBOR USD + 1.00%, 10.50% Cap)	3.22%		10/25/2037	7,139,558

	HSI Asset Loan Obligation Trust,
2,629,515	Series 2007-1-3A6	6.00%		06/25/2037	1,721,006

	Impac Secured Assets Trust,
1,193,445	Series 2006-5-1A1B, (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	2.42%		02/25/2037	1,072,758

	IndyMac Mortgage Loan Trust,
5,968,506	Series 2007-AR1-3A1	3.92%	#	06/25/2037	4,905,657

	JP Morgan Alternative Loan Trust,
6,679,948	Series 2006-S4-A4	5.96%	ß	12/25/2036	6,258,040
3,864,216	Series 2008-R2-A1	6.00%	^	11/25/2036	3,291,960

	JP Morgan Mortgage Trust,
569,443	Series 2005-S3-1A1	6.50%		01/25/2036	473,043
3,646,291	Series 2006-A5-3A2	3.95%	#	08/25/2036	3,514,469
3,001,083	Series 2007-S1-2A8	5.75%		03/25/2037	2,337,174

	JP Morgan Resecuritization Trust,
4,090,594	Series 2009-13-1A2	5.50%	^	01/26/2036	4,022,893

	Lavender Trust,
1,587,043	Series 2010-R11A-A4	6.25%	^	10/26/2036	1,137,351

	Lehman XS Trust,
3,454,441	Series 2006-17-1A4A, (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.39%		08/25/2046	3,076,571
24,792,712	Series 2007-14H-A3, (1 Month LIBOR USD + 0.55%, 0.55% Floor)	2.77%		07/25/2047	24,590,765

	MASTR Alternative Loans Trust,
1,116,125	Series 2004-10-5A5	5.75%	Δ	09/25/2034	1,119,640

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2018	11

Schedule of Investments DoubleLine Selective Credit Fund (Cont.)	(Unaudited) September 30, 2018

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	MASTR Asset Backed Securities Trust,
5,463,200	Series 2004-WMC1-M1, (1 Month LIBOR USD + 0.78%, 0.52% Floor)	3.00%		02/25/2034	5,446,064

	Merrill Lynch Alternative Note Asset Trust,
2,032,352	Series 2007-F1-2A6	6.00%		03/25/2037	1,579,915

	Merrill Lynch Mortgage Investors Trust,
1,639,267	Series 2006-AF1-AF3B	6.25%		08/25/2036	1,201,413

	Morgan Stanley Capital Trust,
28,058,660	Series 2006-HE3-A2D, (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.47%		04/25/2036	26,377,094

	Morgan Stanley Mortgage Loan Trust,
8,664,476	Series 2005-10-4A1	5.50%		12/25/2035	8,022,520
1,196,681	Series 2007-12-3A4	6.25%		08/25/2037	978,604

	New Century Home Equity Loan Trust,
9,360,146	Series 2006-1-A2B, (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	2.40%		05/25/2036	8,811,180

	New Residential Mortgage LLC,
8,985,665	Series 2018-FNT1-B	3.91%	^	05/25/2023	8,980,478

	Nomura Asset Acceptance Corporation,
4,153,813	Series 2006-AP1-A2	5.52%	#	01/25/2036	2,176,447
1,494,051	Series 2007-1-1A1A	6.00%	ß	03/25/2047	1,360,671
2,288,096	Series 2007-2-A1B	6.02%	#	04/25/2047	2,073,435

	NRZ Excess Spread-Collateralized Notes,
5,419,096	Series 2018-PLS1	4.37%	^	01/25/2023	5,376,953

	Opteum Mortgage Acceptance Corporation Trust,
10,661,308	Series 2006-2-A1C, (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.49%		07/25/2036	6,640,484

	PNMAC GMSR Trust,
11,000,000	Series 2018-FT1-A, (1 Month LIBOR USD + 2.35%)	4.57%	^	04/25/2023	11,059,785

	Popular Mortgage Trust,
10,063,018	Series 2005-1-M2	5.51%	ß	05/25/2035	9,666,499

	PR Mortgage Loan Trust,
682,165	Series 2014-1-APT	5.91%	#^	10/25/2049	602,599

	Pretium Mortgage Credit Partners LLC,
6,795,783	Series 2018-NPL1-A1	3.38%	^§	01/27/2033	6,744,964

	PRPM LLC,
10,211,714	Series 2017-3A-A1	3.47%	#^	11/25/2022	10,172,691

	RBSGC Mortgage Loan Trust,
1,244,843	Series 2007-A-2A4	6.25%		01/25/2037	1,224,985

	Residential Accredit Loans, Inc.,
3,142,295	Series 2005-QS12-A3	5.50%		08/25/2035	3,028,524
2,319,844	Series 2005-QS13-1A6	5.50%		09/25/2035	2,177,096
3,531,332	Series 2005-QS9-A6	5.50%		06/25/2035	3,505,969
4,148,584	Series 2006-QA1-A11	4.18%	#	01/25/2036	3,498,710
613,686	Series 2006-QS12-1A1	6.50%		09/25/2036	459,868
3,851,903	Series 2006-QS12-2A12, (1 Month LIBOR USD + 0.20%, 0.20% Floor, 7.50% Cap)	2.42%		09/25/2036	3,047,578
3,851,903	Series 2006-QS12-2A13	5.31%	± I/F I/O	09/25/2036	641,628
5,104,801	Series 2006-QS18-1A4	6.25%		12/25/2036	4,750,535
1,757,123	Series 2006-QS7-A2	6.00%		06/25/2036	1,615,027
4,442,928	Series 2007-QA5-3A1	6.01%	#	09/25/2037	4,079,036
1,306,032	Series 2007-QS11-A1	7.00%		10/25/2037	1,146,678
10,159,794	Series 2007-QS1-1A2, (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.23%	I/F I/O	01/25/2037	930,178
10,159,794	Series 2007-QS1-1A5, (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	2.77%		01/25/2037	8,136,069
830,411	Series 2007-QS5-A1	5.50%		03/25/2037	750,341

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Residential Asset Securities Corporation,
2,413,961	Series 2007-KS3-AI3, (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	2.47%		04/25/2037	2,394,852

	Residential Asset Securitization Trust,
4,713,284	Series 2006-A12-A1	6.25%		11/25/2036	3,159,951
1,741,887	Series 2006-A8-1A1	6.00%		08/25/2036	1,543,555

	Residential Funding Mortgage Securities Trust,
126,321	Series 2005-S9-A11	6.25%		12/25/2035	122,734
1,128,968	Series 2006-SA2-3A1	4.93%	#	08/25/2036	1,067,093

	Soundview Home Loan Trust,
8,000,000	Series 2005-OPT4-M1, (1 Month LIBOR USD + 0.46%, 0.46% Floor)	2.68%		12/25/2035	7,610,970

	Structured Adjustable Rate Mortgage Loan Trust,
5,044,154	Series 2005-17-5A1	4.10%	#	08/25/2035	4,541,835
6,376,784	Series 2005-22-4A1	3.86%	#	12/25/2035	6,132,563
4,728,117	Series 2006-10-3AF, (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap)	2.62%		11/25/2036	4,171,517
2,507,391	Series 2008-1-A2	4.14%	#	10/25/2037	2,264,878

	Structured Asset Mortgage Investments Trust,
5,707,541	Series 2006-AR6-1A1, (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	2.40%		07/25/2046	5,358,499
6,548,052	Series 2006-AR6-1A3, (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	2.41%		07/25/2046	5,263,660
12,239,234	Series 2006-AR7-A1A, (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	2.43%		08/25/2036	11,417,290
5,535,529	Series 2006-AR8-A2, (1 Month LIBOR USD + 0.21%, 0.21% Floor, 11.50% Cap)	2.43%		10/25/2036	5,323,967
11,143,653	Series 2007-AR3-2A1, (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	2.41%		09/25/2047	10,791,281

	Structured Asset Securities Corporation,
21,646,654	Series 2007-RF1-1A, (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.41%	^	03/25/2037	19,428,800

	Structured Asset Securities Trust,
9,739,634	Series 2005-17-5A1	5.50%		10/25/2035	7,799,088

	Thornburg Mortgage Securities Trust,
503,620	Series 2007-4-2A1	4.27%	#	09/25/2037	504,646

	US Residential Opportunity Fund Trust,
7,354,553	Series 2017-1III-A	3.35%	^§	11/27/2037	7,309,024

	Verus Securitization Trust,
3,606,659	Series 2018-INV1-A2	3.85%	#^	03/25/2058	3,611,193
5,635,405	Series 2018-INV1-A3	4.05%	#^	03/25/2058	5,649,086

	VOLT LLC,
4,470,812	Series 2017-NPL7-A1	3.25%	^§	06/25/2047	4,452,283

	Washington Mutual Mortgage Pass-Through Certificates,
2,081,059	Series 2005-10-2A8	6.00%		11/25/2035	2,009,465
4,612,645	Series 2006-5-2CB6	6.00%		07/25/2036	3,798,143
14,338,017	Series 2006-AR11-1A, (12 Month US Treasury Average + 0.96%, 0.96% Floor)	2.80%		09/25/2046	13,342,616
3,417,891	Series 2007-2-1A6	6.00%		04/25/2037	2,996,718
330,651	Series 2007-4-1A1	5.50%		06/25/2037	329,647
3,761,010	Series 2007-5-A6	6.00%		06/25/2037	3,856,240

12	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2018

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Wells Fargo Alternative Loan Trust,
1,027,317	Series 2007-PA3-1A4	5.75%		07/25/2037	965,284

	Wells Fargo Mortgage Backed Securities Trust,
1,978,638	Series 2006-AR4-2A1	4.21%	#	04/25/2036	1,854,755
6,711,239	Series 2007-11-A96	6.00%		08/25/2037	6,683,543
516,786	Series 2007-13-A2	6.25%		09/25/2037	521,531
969,580	Series 2007-3-1A4	6.00%		04/25/2037	966,417
9,207,427	Series 2007-7-A1	6.00%		06/25/2037	9,253,463

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $782,446,264)				766,429,677

SHORT TERM INVESTMENTS 4.4%
12,121,325	First American Government Obligations Fund - Class X	1.91%	♦		12,121,325
12,121,325	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.90%	♦		12,121,325

SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
12,121,325	Morgan Stanley Institutional Liquidity Funds Government Portfolio -Institutional Share Class	1.90%	♦		12,121,325

	Total Short Term Investments (Cost $36,363,975)				36,363,975

	Total Investments 101.0% (Cost $852,235,322)				835,980,184
	Liabilities in Excess of Other Assets (1.0)%				(8,497,963)

	NET ASSETS 100.0%				$827,482,221

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	92.6%
Short Term Investments	4.4%
Non-Agency Commercial Mortgage Backed Obligations	2.6%
Collateralized Loan Obligations	1.4%
Asset Backed Obligations	0.0%	~
Other Assets and Liabilities	(1.0)%

	100.0%

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At September 30, 2018, the value of these securities amounted to $193,547,895 or 23.4% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2018.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate desclosed is as of September 30, 2018.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of September 30, 2018.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of September 30, 2018.

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

Þ	Value determined using significant unobservable inputs.

Δ

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of September 30, 2018.

♦	Seven-day yield as of September 30, 2018

~	Represents less than 0.05% of net assets

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2018	13

Statement of Assets and Liabilities	(Unaudited) September 30, 2018

ASSETS
Investments in Securities, at Value*	$799,616,209
Short Term Investments, at Value*	36,363,975
Interest and Dividends Receivable	2,543,436
Receivable for Investments Sold	88,420
Prepaid Expenses and Other Assets	5,285
Total Assets	838,617,325

LIABILITIES
Payable for Investments Purchased	6,205,136
Distribution Payable	4,837,639
Professional Fees Payable	54,067
Administration, Fund Accounting and Custodian Fees Payable	23,425
Trustees Fees Payable	6,404
Accrued Expenses	5,501
Shareholder Reporting Expenses Payable	1,501
Transfer Agent Expenses Payable	1,431
Total Liabilities	11,135,104
Net Assets	$827,482,221

NET ASSETS CONSIST OF:
Paid-in Capital	$877,443,710
Undistributed (Accumulated) Net Investment Income (Loss)	(6,279,217)
Accumulated Net Realized Gain (Loss) on Investments	(27,427,134)
Net Unrealized Appreciation (Depreciation) on Investments	(16,255,138)
Total Distributable Earnings (See Note 5)	(49,961,489)
Net Assets	$827,482,221

*Identified Cost:
Investments in Securities	$815,871,347
Short Term Investments	36,363,975

Class I (unlimited shares authorized):
Shares Outstanding	92,792,210
Net Asset Value, Offering and Redemption Price per Share	$8.92

14	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

Statement of Operations	(Unaudited) For the Period Ended September 30, 2018

INVESTMENT INCOME
Income:
Interest	$22,585,458
Total Investment Income	22,585,458
Expenses:
Investment Advisory Fees	2,231,022
Professional Fees	103,806
Administration, Fund Accounting and Custodian Fees	79,817
Transfer Agent Expenses	21,226
Shareholder Reporting Expenses	10,580
Trustees Fees	5,625
Miscellaneous Expenses	4,420
Insurance Expenses	4,380
Registration Fees	1,723
Total Expenses	2,462,599
Less: Investment Advisory Fees (Waived)	(2,231,022)
Net Expenses	231,577

Net Investment Income (Loss)	22,353,881

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments	3,297,674
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,887,608)
Net Realized and Unrealized Gain (Loss) on Investments	(5,589,934)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,763,947

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2018	15

Statements of Changes in Net Assets

	Period Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018

OPERATIONS
Net Investment Income (Loss)	$22,353,881	$35,015,184
Net Realized Gain (Loss) on Investments	3,297,674	11,499
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,887,608)	6,325,263
Net Increase (Decrease) in Net Assets Resulting from Operations	16,763,947	41,351,946

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(28,932,250)	(49,734,456)

Total Distributions to Shareholders	(28,932,250)	(49,734,456)[1]

NET SHARE TRANSACTIONS
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	107,000,000	264,293,709

Total Increase (Decrease) in Net Assets	$94,831,697	$255,911,199

NET ASSETS
Beginning of Period	$732,650,524	$476,739,325
End of Period	$827,482,221	$732,650,524 [2]

[1]	Includes net investment income distributions of $49,734,456.
[2]	Includes undistributed (accumulated) net investment income (loss) of $299,152.

16	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Period Ended September 30, 2018 (Unaudited)		Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Period Ended March 31, 2015[1]

Net Asset Value, Beginning of Period	$9.05		$9.14	$9.26	$10.02	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[4]	0.25		0.56	0.65	0.61	0.46
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.06)		0.13	0.12	(0.45)	0.01
Total from Investment Operations	0.19		0.69	0.77	0.16	0.47

Less Distributions:
Distributions from Net Investment Income	(0.32)		(0.78)	(0.89)	(0.92)	(0.45)
Total Distributions	(0.32)		(0.78)	(0.89)	(0.92)	(0.45)
Net Asset Value, End of Period	$8.92		$9.05	$9.14	$9.26	$10.02
Total Return	2.12%	[2]	7.81%	8.69%	1.56%	4.79%	[2]

Supplemental Data:
Net Assets, End of Period (000’s)	$827,482		$732,651	$476,739	$266,110	$267,098
Ratios to Average Net Assets:
Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.61%	[3]	0.60%	0.62%	0.64%	0.84%	[3]
Expenses After Advisory Fees (Waived) (See Note 3)	0.06%	[3]	0.05%	0.07%	0.09%	0.38%	[3]
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	0.06%	[3]	0.08%	0.07%	0.09%	0.18%	[3]
Net Investment Income (Loss)	5.51%	[3]	6.04%	6.99%	6.28%	7.00%	[3]
Portfolio Turnover Rate	11%	[2]	23%	20%	16%	6%	[2]

[1]	Commencement of operations on August 4, 2014.
[2]	Not annualized.
[3]	Annualized.
[4]	Calculated based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2018	17

Notes to Financial Statements	(Unaudited) September 30, 2018

1.  Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Adviser or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long-term total return.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

18	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2018

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of September 30, 20181:

Category
Investments in Securities
Level 1
Money Market Funds	$36,363,975
Total Level 1	36,363,975
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	752,801,984
Non-Agency Commercial Mortgage Backed Obligations	20,962,643
Collateralized Loan Obligations	11,969,437
Asset Backed Obligations	22,713
Total Level 2	785,756,777
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	13,627,693
Non-Agency Commercial Mortgage Backed Obligations	231,739
Total Level 3	13,859,432
Total	$835,980,184

See the Schedule of Investments for further disaggregation of investment categories.

[1]	There were no transfers into or out of Level 1 during the period ended September 30, 2018.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 3/31/2018	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales[2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 9/30/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 9/30/2018 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$14,152,928	$48,048	$(211,999)	$134,208	$—	$(495,492)	$—	$—	$13,627,693	$(211,332)
Non-Agency Commercial Mortgage Backed Obligations	140,081	—	(34,608)	5,479	—	—	120,787	—	231,739	(34,608)
Total	$14,293,009	$48,048	$(246,607)	$139,687	$—	$(495,492)	$120,787	$—	$13,859,432	$(245,940)

[1]	Purchases include all purchases of securities and payups.

[2]	Sales include all sales of securities, maturities, and paydowns.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at September 30, 2018 may be due to a security that was not held or categorized as Level 3 at either period end.

[4]

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

Semi-Annual Report	September 30, 2018	19

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2018

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 9/30/2018 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average) +	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$13,627,693	Market Comparables	Market Quotes	$84.14-$99.32 ($95.24)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	231,739	Market Comparables	Yields	22.95%-45.90% (33.94%)	Increase in the yields would have resulted in the decrease in the fair value of the security

*

Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.

The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.

The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years, 2018, 2017 and 2016 for the Fund, are those that are open for exam by taxing authorities. As of September 30, 2018, the Fund has no examination in progress.

Management has analyzed the Fund’s tax position, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year-ended March 31, 2018. The Fund identifies its major tax jurisdiction as U.S. Federal, the State of Delaware and the State of California. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

D. Dividends and Distributions to Shareholders. Dividends from net investment income will be declared and paid monthly. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Distributions from investment companies will be classified as investment income or realized gains in the Statement of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.

E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

20	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2018

F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV is typically calculated on days when the New York Stock Exchange opens for regular trading (except that the Fund does not calculate its NAV on holidays when the principal U.S. bond markets are closed, such as Columbus Day and Veterans Day).

G. Guarantees and Indemnifications. Under the Fund’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

3.  Related and Other Party Transactions

DoubleLine Capital LP (the “Adviser”) provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Fund’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.55% of the average daily net assets of the Fund. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.

Pursuant to a letter agreement dated November 20, 2014 between the Adviser and the Trust, on behalf of the Fund (the “Letter Agreement”), the Adviser has agreed to waive the entire investment advisory fee it is entitled to receive pursuant to the Advisory Agreement effective as of December 1, 2014. Such waiver shall continue until terminated (1) by the Adviser upon 60 days’ notice to the Board or (2) immediately upon the approval of a majority vote of the Trustees of the Trust who are not “interested persons” of the Trust, as defined under the 1940 Act. The Adviser may not seek reimbursement from the Fund with respect to any advisory fees waived to comply with the terms of the Letter Agreement. Under the Letter Agreement, for the period ended September 30, 2018, the Adviser fully waived the total investment advisory fee of $2,231,022.

In addition, pursuant to an Expense Limitation Agreement between Trust, on behalf of the Fund, and the Adviser (the “Expense Limitation Agreement”), the Adviser has agreed to waive its investment advisory fee and to reimburse other ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses to an amount not to exceed 0.64% for Class I shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. The expense limitations described above are expected to apply until at least July 31, 2019. However, these expense limitations may be terminated by the Fund’s Board at any time.

Other than described above, to the extent that the Adviser waives its investment advisory fee and/or reimburses a Fund for other ordinary operating expenses pursuant to the Expense Limitation Agreement, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment. Any such recoupment would be subject to review by the Board and to the Fund’s expense limitations in place when the expenses were reimbursed or the fees were waived.

As of September 30, 2018, there is no amount remaining that is eligible for reimbursement or recoupment.

4.  Purchases and Sales of Securities

For the period ended September 30, 2018, purchases and sales of investments, excluding short term investments, were $163,989,416 and $86,176,761, respectively. There were no transactions in U.S. Government securities (defined as long-term U.S. Treasury bills, bonds and notes) during the year.

Semi-Annual Report	September 30, 2018	21

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2018

5.  Income Tax Information and Distributions to Shareholders

The tax character of distributions for the Fund was as follows:

	Period Ended September 30, 2018	Year Ended March 31, 2018
Distributions Paid From:
Ordinary Income	$28,932,250	$49,734,456
Total Distributions Paid	$28,932,250	$49,734,456

The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of the date of this report.

The cost basis of investments for federal income tax purposes as of March 31, 2018, was as follows:

Tax Cost of Investments	$742,783,855
Gross Tax Unrealized Appreciation	12,150,501
Gross Tax Unrealized Depreciation	(19,518,031)
Net Tax Unrealized Appreciation (Depreciation)	$(7,367,530)

As of March 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

Net Tax Unrealized Appreciation (Depreciation)	$(7,367,530)
Undistributed Ordinary Income	4,806,333
Undistributed Long Term Capital Gains	—
Total Distributable Earnings	4,806,333
Other Accumulated Gains (Losses)	(35,231,989)
Total Accumulated Earnings (Losses)	$(37,793,186)

As of March 31, 2018, the Fund had $30,724,808 available for a capital loss carryforward. This amount does not expire.

As of March 31, 2018, the Fund did not have any late year losses or post-October losses.

Additionally, US GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to paydown losses. For the year ended March 31, 2018, the following table shows the reclassifications made:

	Undistributed (Accumulated) Net Investment Income(Loss)	Accumulated Net Realized Gain(Loss)	Paid-In Capital
DoubleLine Selective Credit Fund	$14,656,956	$(14,656,957)	$1

6.  Share Transactions

Transactions in the Fund’s shares were as follows:

	Period Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares Sold	15,608,827	$141,000,000	30,298,902	$277,900,000
Reinvested Dividends	—	—	21,404	193,709
Shares Redeemed	(3,770,642)	(34,000,000)	(1,504,264)	(13,800,000)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	11,838,185	$107,000,000	28,816,042	$264,293,709

22	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2018

7.  Trustees Fees

Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $5,625 from the Fund during the period ended September 30, 2018. These trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees Fees in the Statement of Operations are shown as $5,625, which includes $5,406 in current fees (either paid in cash or deferred) and an increase of $219 in the value of the deferred amounts. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.

8.  Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Trust (the “DoubleLine Funds”) an uncommitted, $600,000,000 credit facility for short term liquidity in connection with shareholder redemptions. Under the terms of the credit facility, borrowings for each DoubleLine Fund are limited to one-third of the total assets (including the amount borrowed) of such DoubleLine Fund. Fifty percent of the credit facility is available to all of the DoubleLine Funds, on a first come, first served basis. The remaining 50% of the credit facility is allocated among the DoubleLine Funds in accordance with procedures adopted by the Board. Borrowings under this credit facility bear interest at the Bank’s prime rate less 0.50% (weighted average rate of 4.40% for the period ended September 30, 2018).

For the period ended September 30, 2018, the Fund did not draw on its available credit facility.

9. Significant Shareholder Holdings

As of September 30, 2018, the Fund had 20 shareholders of record; five of the Fund’s shareholders, two of which were under common control with each other, collectively owned 53% of the total outstanding shares of the Fund. Each shareholder is an institutional separate account over which the Adviser has investment discretion. See the description of Large Shareholder Risk in the following Principal Risks Note.

10.  Principal Risks

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, yield and total return. You should read the Fund’s private placement memorandum carefully for a description of the principal risks associated with investing in the Fund.

•

asset allocation risk:  the risk that the Fund’s investment performance may depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors and/or underlying funds and that such allocation will focus on asset classes, sectors, underlying funds, or investments that perform poorly or underperform other asset classes, sectors, underlying funds, or available investments.

•

asset-backed securities investment risk:  the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	cash position risk: to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.

•

collateralized debt obligations risk:  the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations (“CBOs”), CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CDOs allowing a CDO potentially to be deemed liquid by the Adviser under liquidity policies approved by the Board. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Semi-Annual Report	September 30, 2018	23

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2018

•

counterparty risk:  the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

°

credit risk:  the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt securities (commonly known as “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

°

extension risk:  the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

°

interest rate risk:  the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. In recent years, the U.S. has experienced historically low interest rates. However, as of the date of this report, interest rates have begun to rise, increasing the exposure of bond investors to the risks associated with rising interest rates.

°

prepayment risk:  the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk:  the risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•

derivatives risk:  the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•

focused investment risk:  the risk that the Fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than the Fund that invests in a more diverse investment portfolio. In addition, the value of such the Fund is more susceptible to any single economic, market, political, regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the Fund is invested.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•

foreign investing risk:  the risk that the Fund’s investments will be affected by political, regulatory, and economic risks not present in domestic investments. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as

24	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2018

measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations.

•

fund level tax risk:  the risk that the Fund could be considered a personal holding company for federal income tax purposes, which will result in Fund-level income tax and an additional personal holding company tax of 20% on all the investment income and gains of the Fund not timely distributed to shareholders.

•

high yield risk:  the risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds’, have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

large shareholder risk:  the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•

leveraging risk:  the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

limited offering risk:  the risk that since the Fund is currently offered only to a limited number of investors, the Fund’s assets may grow at a slower rate than if the Fund engaged in a broader public offering. As a result, the Fund may incur operating expenses at a rate higher than mutual funds that are larger or more broadly offered. In addition, the Fund’s assets may not achieve a size sufficient to make the Fund economically viable. Any liquidation of the Fund may result in a sale of assets of the Fund at an unfavorable time or at prices below those at which the Fund has valued them.

•

limited operating history risk:  the risk that a recently formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

•	liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.

•

market risk:  the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current low interest rate environment.

•

mortgage-backed securities risk:  the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•

portfolio management risk:  the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•

portfolio turnover risk:  the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

Semi-Annual Report	September 30, 2018	25

Notes to Financial Statements (Cont.)	(Unaudited) September 30, 2018

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

•

reliance on the adviser:  the risk associated with the Fund’s ability to achieve its investment objective being dependent upon the Adviser’s ability to identify profitable investment opportunities for the Fund. While the portfolio managers of the Fund may have considerable experience in managing other portfolios with investment objectives, policies and strategies that are similar, the past experience of the portfolio managers, including with other strategies and funds, does not guarantee future results for the Fund.

•

Restricted securities risk:  the Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

securities or sector selection risk:  the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors.

•	structured products and structured notes risk: the risk that an investment in a structured product may decline in value due to changes in the underlying instruments on which the product is based.

•

valuation risk:  the valuation of the Fund’s investments involves subjective judgment. There can be no assurance that the Fund will value its investments in a manner that accurately reflects their market values or that the Fund will be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. Certain securities in which the Fund may invest, including, for example, high yield bonds, commodities, derivatives, emerging market securities, mortgage-related securities, complex securities, and thinly-traded or illiquid investments may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Technological issues or other service disruption issues involving third party service providers may also cause the Fund to value its investments incorrectly. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.

11.  Recently Issued Accounting Pronouncements

In August 2018, the FASB released an accounting standards update (ASU) 2018-13, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in this ASU are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of the ASU. Management has chosen to early adopt for the period ended September 30, 2018.

12.  Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

26	DoubleLine Selective Credit Fund

Shareholder Expenses	(Unaudited) September 30, 2018

Example

As a shareholder of the Fund, you incur two basic types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/1/18 through 9/30/18.*

Actual Expenses

The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition to the expenses shown below in the table, as a shareholder you will be assessed fees for returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)
		Fund’s Annualized Expense Ratio[1]	Beginning Account Value	Ending Account Value 9/30/18	Expenses Paid During Period*[1]	Ending Account Value 9/30/18	Expenses Paid During Period*[1]
DoubleLine Selective Credit Fund	Class I	0.06%	$1,000	$1,021	$0.30	$1,025	$0.30

*

Expenses Paid During Period are equal to the net annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[1]	Reflects fee waiver and expense limitation arrangements in effect during the period.

Semi-Annual Report	September 30, 2018	27

Federal Tax Information	(Unaudited) September 30, 2018

For the fiscal year ended March 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% (20% for taxpayers with taxable income greater than $425,800 for single individuals and $479,000 for married couples filing jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and The Tax Cuts and Jobs Act of 2017. Prior to January 1, 2018, certain dividends paid by the Fund may have been subject to a maximum tax rate of 15% (20% for taxpayers with taxable income greater than $400,000 for single individuals and $450,000 for married couples filing jointly). The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Qualified Dividend Income
DoubleLine Selective Credit Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year ended March 31, 2018, was as follows:

Dividends Received Deduction
DoubleLine Selective Credit Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended March 31, 2018, for the Fund was as follows:

Qualified Short-Term Gains
DoubleLine Selective Credit Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(c) for the fiscal year ended March 31, 2018, for the Fund was as follows:

Qualified Interest Income
DoubleLine Selective Credit Fund	100.00%

Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

28	DoubleLine Selective Credit Fund

Information About Proxy Voting	(Unaudited) September 30, 2018

Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 877-DLine11 (877-354-6311) and on the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311); and (ii) on the SEC’s website at www.sec.gov.

Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

Householding — Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 877-DLine11 (877-354-6311) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Semi-Annual Report	September 30, 2018	29

Privacy Policy	(Unaudited) September 30, 2018

What Does DoubleLine Do With Your Personal Information?

This notice provides information about how DoubleLine collects, shares, and protects your personal information, and how you might choose to limit our ability to share certain information about you. Please read this notice carefully.

Why do we need your personal information?

All financial companies need to share customers’ personal information to run their everyday businesses, to appropriately tailor the services offered to you (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.

Information we may collect

We may collect various types of personal data about you, including:

•

Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;

•	Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
•	Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
•

Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and

•

Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.

Where we obtain your personal information

DoubleLine may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any Fund account, including information provided when effecting wire transfers.

Information Collected from Websites

Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Certain portions of doublelinefunds.com are maintained or controlled by third parties, each of which has privacy policies which may differ, in some cases significantly, from the privacy policies described in this notice. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.

How and why we may share your information

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•

It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

30	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2018

•

DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.

•

In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may share information with an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by calling 1 (213) 633-8200. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. Your information is not provided by us to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

Notice to “natural persons” residing in the European Economic Area (the “EEA”)

If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:

•	the country to which we send the personal information may have been assessed by the European Commission as providing an “adequate” level of protection for personal data;
•	the recipient may have signed a contract based on standard contractual clauses approved by the European Commission; or
•	where the recipient is located in the U.S., it may be a certified member of the EU-U.S. Privacy Shield scheme.

In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.

Retention of personal information and security

Your personal information will be retained for as long as required:

•	for the purposes for which the personal information was collected;
•	in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or
•	as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to, U.S. laws and regulations applicable to our business.

We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.

Access To and Control of Your Personal Information

Depending on your country of domicile, you may have the following rights in respect of the personal information about you that we process:

•	the right to access and port personal information;
•	the right to rectify personal information;
•	the right to restrict the use of personal information;
•	the right to request that personal information is erased; and
•	the right to object to processing of personal information.

Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. If you are an investor in the DoubleLine funds, certain of the rights described above that may apply to direct clients of DoubleLine domiciled or resident outside the United States will not apply to you. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.

If you wish to exercise any of the rights set out above, please contact privacy@doubleline.com.

Changes to DoubleLine’s Privacy Policy

As required by U.S. federal law, DoubleLine will notify customers of DoubleLine’s Privacy Policy annually. DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of that change, in accordance with applicable law.

Semi-Annual Report	September 30, 2018	31

DoubleLine Capital LP	333 South Grand Avenue 18th Floor Los Angeles, CA 90071 doubleline.com	fundinfo@doubleline.com 1. 213. 633. 8200

Investment Adviser:

DoubleLine Capital LP

333 South Grand Avenue

18th Floor

Los Angeles, CA 90071

Administrator and Transfer Agent:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian:

U.S. Bank, N.A.

1555 North River Center Drive Suite 302

Milwaukee, WI 53212

Independent Registered

Public Accounting Firm:

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017

Legal Counsel:

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Contact Information:

doubleline.com

fundinfo@doubleline.com

1-877-DLine11 or

1-877-354-6311

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this

1

report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Funds Trust

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	11/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	11/28/2018

By (Signature and Title)	/s/ Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date	11/28/2018

3